Summary of Significant Accounting Policies (Details) - Schedule of basic and diluted net income per common share - Growth Capital Acquisition Corp. [Member] - USD ($)	3 Months Ended		6 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Class A [Member]
Summary of Significant Accounting Policies (Details) - Schedule of basic and diluted net income per common share [Line Items]
Net Loss	$ (6,394,588)		$ (7,920,049)
Basic and diluted weighted average shares outstanding, Class A common stock subject to possible redemption (in Shares)	17,250,000		17,250,000
Net loss available to Class A common stock	$ (5,115,670)		$ (6,336,039)
Basic and diluted net loss per share, Class A common stock subject to possible redemption	$ (0.3)		$ (0.37)
Basic and diluted weighted average shares outstanding, Class B common stock (in Shares)	4,312,500		4,312,500
Net income available to Class B common stock	$ (1,278,918)		$ (1,584,010)
Basic and diluted net loss per share, Class B common stock (in Dollars per share)	$ (0.3)		$ (0.37)
Class B [Member]
Summary of Significant Accounting Policies (Details) - Schedule of basic and diluted net income per common share [Line Items]
Basic and diluted weighted average shares outstanding, Class A common stock subject to possible redemption (in Shares)
Net loss available to Class A common stock
Basic and diluted net loss per share, Class A common stock subject to possible redemption
Net income available to Class B common stock